Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	December 31, 2022	December 31, 2021
Goodwill from Shanghai Qishuo acquisition(a)	$2,009,769	$2,009,769
Impairment of Goodwill	(1,412,700)	—
Impact of exchange rate	(118,412)	—
Goodwill, net	$478,657	$2,009,769

(a)	See Note 4 for details.